Loss Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Numerator:
Net loss attributable to ordinary shareholders - basic and diluted	$ (25,083)	$ (67,395)
QDM Holdings Limited [Member]
Numerator:
Net loss attributable to ordinary shareholders - basic and diluted	$ (25,083)	$ (67,395)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	30,780	1,223
Loss per share attributable to ordinary shareholders - basic and diluted	$ (0.81)	$ (55.11)